Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements [Abstract]
Fair Value Measurements, Recurring and Nonrecurring

The following table summarizes financial assets (there were no financial liabilities) measured at fair value as of December 31, 2013 and 2012, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

2014	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
U.S. Government and Agencies	$-	$9,537,052	$-	$9,537,052
Obligations of state and political subdivisions	-	55,562,707	2,535,817	58,098,524
Mortgage-backed	-	137,818,544	-	137,818,544
Other	1,005,055	1,888	-	1,006,943
Mortgage servicing rights	-	-	1,217,931	1,217,931

Total recurring	$1,005,055	$202,920,191	$3,753,748	$207,678,994

Nonrecurring:
Impaired loans, net	$-	$-	$2,874,499	$2,874,499
Other real estate owned	-	-	535,999	535,999

Total nonrecurring	$-	$-	$3,410,498	$3,410,498

2013	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
U.S. Government and Agencies	$-	$12,333,009	$-	$12,333,009
Obligations of state and political subdivisions	-	66,540,342	-	66,540,342
Mortgage-backed	-	117,471,538	-	117,471,538
Other	-	735,036	-	735,036
Mortgage servicing rights	-	-	1,398,396	1,398,396

Total recurring	$-	$197,079,925	$1,398,396	$198,478,321

Nonrecurring:
Impaired loans, net	$-	$-	$2,620,418	$2,620,418
Other real estate owned	-	-	667,954	667,954

Total nonrecurring	$-	$-	$3,288,372	$3,288,372

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

The table below presents a reconciliation and income statement classification of gains and losses for mortgage servicing rights, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2014, 2013 and 2012:

Mortgage Servicing Rights	2014	2013	2012
Balance at beginning of year	$1,398,396	$930,760	$727,240
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	134,324	312,751	444,646
Disposals – amortization based on loan payments
and payoffs	(167,739)	(160,873)	(257,057)
Changes in fair value	(147,050)	315,758	15,931
Balance at end of year	$1,217,931	$1,398,396	$930,760

Securities valued using Level 3 inputs
Balance at beginning of year	$2,673,424
Principal payments received	(139,400)
Changes in fair value	1,793
Balance at end of year	$2,535,817